Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of preferred stock
Following is a presentation of the key characteristics and shares outstanding for each class of the Company’s preferred stock as of December 31, 2020:

Preferred Stock Class	Issue Date	Price	Dividend Rate	Conversion Price	Liquidation Preference	Shares Outstanding
		$	$	$	$
Series A	Close Date (1)	1.41	0.1129	1.41	1.41	7,295,759
Series A – 1	Close Date (1)	7.16	0.5727	7.16	7.16	8,159,208
Series A – 2	Close Date (2)	5.73	0.4581	5.73	5.73	2,335,837
Series B	6/17/2019	9.46	0.757	9.46	9.46	2,642,036
Series C	12/05-3/15/2020	12.09	0.967	12.09	12.09	10,119,484
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(1)Shares exchanged for Legacy States Title shares in the North American Title Acquisition at a presumed fair value of $1.41 per share (see Note 1 for additional information).
(2)Shares exchanged for convertible notes in the North American Title Acquisition at the price noted (see Note 10 for additional information).